STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Restated) (Parenthetical)	5 Months Ended
Dec. 31, 2019 shares
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Sale of units (in shares)	13,800,000